Financial Liabilities - Schedule of Amortized Cost (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities - Schedule of Amortized Cost (Details) [Line Items]
Client deposits		R$ 1,637,964	R$ 2,627,471
- Time deposit	[1]	1,626,884	2,170,262
- Interbank deposits	[2]	11,080	457,209
Repurchase agreements		9,938,917	8,056,208
- Government bonds	[3]	9,066,958	7,113,234
- Private securities	[3]	871,959	942,974
Debt issued and others		3,703,658	1,841,558
- Real Estate Credit Bills	[4]		2,709
- Agribusiness Credit Bills			8,785
- Financial Bills	[5]	2,993,031	1,366,074
- Subordinated financial bills eligible for capital – Tier IIl	[6]	274,452	243,948
- Financial bills - supplementary capital	[7]	436,175	220,042
Other financial liabilities		781,663	1,139,273
- Obligations with foreign exchange purchase	[8]	781,663	1,139,273
Total		16,062,202	R$ 13,664,510
≤03 months [Member]
Financial Liabilities - Schedule of Amortized Cost (Details) [Line Items]
Client deposits		449,176
- Time deposit	[1]	449,176
- Interbank deposits	[2]
Repurchase agreements		9,938,917
- Government bonds	[3]	9,066,958
- Private securities	[3]	871,959
Debt issued and others		180,943
- Real Estate Credit Bills	[4]
- Agribusiness Credit Bills
- Financial Bills	[5]	180,943
- Subordinated financial bills eligible for capital – Tier IIl	[6]
- Financial bills - supplementary capital	[7]
Other financial liabilities		781,663
- Obligations with foreign exchange purchase	[8]	781,663
Total		11,350,699
04-12 months [Member]
Financial Liabilities - Schedule of Amortized Cost (Details) [Line Items]
Client deposits		582,128
- Time deposit	[1]	582,128
- Interbank deposits	[2]
Repurchase agreements
- Government bonds	[3]
- Private securities	[3]
Debt issued and others		1,291,650
- Real Estate Credit Bills	[4]
- Agribusiness Credit Bills
- Financial Bills	[5]	1,291,650
- Subordinated financial bills eligible for capital – Tier IIl	[6]
- Financial bills - supplementary capital	[7]
Other financial liabilities
- Obligations with foreign exchange purchase	[8]
Total		1,873,778
01-03 years [Member]
Financial Liabilities - Schedule of Amortized Cost (Details) [Line Items]
Client deposits		605,454
- Time deposit	[1]	594,374
- Interbank deposits	[2]	11,080
Repurchase agreements
- Government bonds	[3]
- Private securities	[3]
Debt issued and others		1,520,438
- Real Estate Credit Bills	[4]
- Agribusiness Credit Bills
- Financial Bills	[5]	1,520,438
- Subordinated financial bills eligible for capital – Tier IIl	[6]
- Financial bills - supplementary capital	[7]
Other financial liabilities
- Obligations with foreign exchange purchase	[8]
Total		2,125,892
>03 years [Member]
Financial Liabilities - Schedule of Amortized Cost (Details) [Line Items]
Client deposits		1,206
- Time deposit	[1]	1,206
- Interbank deposits	[2]
Repurchase agreements
- Government bonds	[3]
- Private securities	[3]
Debt issued and others		710,627
- Real Estate Credit Bills	[4]
- Agribusiness Credit Bills
- Financial Bills	[5]
- Subordinated financial bills eligible for capital – Tier IIl	[6]	274,452
- Financial bills - supplementary capital	[7]	436,175
Other financial liabilities
- Obligations with foreign exchange purchase	[8]
Total		R$ 711,833

[1]	For fixed-rate Bank Deposit Certificates (“CDB”), the remuneration rate is between 9.82% and 16.49% p.a. and for floating-rate CDBs, the remuneration rate is between 95% and 113.8% of the DI, 100% of DI + 0.10% to 2.50% p.a. and IPCA + 4.87% and 9.18% p.a.
[2]	For Interbank Deposits (“CDI”), the remuneration rate is 100% of DI p.a.
[3]	For repurchase agreements linked to government bonds (NTN-B, NTN-F and LTN), the yield rate is 14.89% p.a. and, for private securities (Debentures, CRI and CRA), the average yield rate is 94.2% of DI p.a.
[4]	For floating-rate Real Estate Credit Bills (“LCI”), the remuneration rate is between 89% and 96% of the DI.
[5]	For fixed-rate Financial Bills (“LF”), the remuneration rate is between 11.38% to 13.30% p.a., and for floating-rate LF the remuneration rate is between 110% and 113% of the DI + 0.49% to 2.94% and 100% of the IPCA + 6.58% p.a.
[6]	For fixed Subordinated Financial Bills Eligible to Capital (“LFSN”), the remuneration rate is 11.38%, and for floating-rate LFSN the remuneration rate is between 100% and 109.6% of the DI and 100% of DI + 1% a 2.94% and 100% of the IPCA + 6.58% p.a.
[7]	For Subordinated Financial Bills Eligible to Supplementary Capital, the remuneration rate is 100% of DI + 1.80% to 2.50% p.a.
[8]	Refers to the obligation linked to a purchased foreign exchange contract, whose settlement occurred on January 2, 2026.